Term Deposits (Tables)	12 Months Ended
Mar. 31, 2025
Term Deposit [Abstract]
Schedule of Term Deposits

	As at March 31
Particulars	2024	2025
Term deposits	280,688	254,416
Total	280,688	254,416
Non-current	966	2,130
Current	279,722	252,286
Total	280,688	254,416